Significant Accounting Policies (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($)
Significant Accounting Policies [Abstract]
Description of debt maturity date	original maturity of more than three months but less than one year from the date of acquisition.
Inventory write off	$ 11,445	$ 4	$ 5,000
Lease term	98 years
Manufacturing plant useful life	25 years
Classification of leases description	(i) 75% or more of the remaining economic life of the underlying asset is a major part of the remaining economic life of that underlying asset; and (ii) 90% or more of the fair value of the underlying asset comprises substantially all of the fair value of the underlying asset.
Operating segment	1
Provisions for estimated sales returns	$ 1,084	2,178
Contract liabilities	5,941	$ 5,564
Recognized revenues	$ 5,401
Sales to distributors percentage	19.00%	13.00%	14.00%
Estimated life	three
contract amount	$ 4,755
Percentage of exercise factor	150.00%
Percentage of share-based compensation to other employees	100.00%
Fair value of outstanding forward and option	$ 1,000	$ 317
Advertising costs	$ 3,026	2,691	$ 2,273
Tax benefit settlement percentage	50.00%
Allowance for credit loss	$ 738	286
Financial institutions total net amount	616	1,387
Aggregate amount	$ 41	66
Monthly deposits rate	8.33%
Severance expenses	$ 3,554	$ 2	$ 2,250
Anti-dilutive effect (in Shares) | shares		5,005
Reduction percentage	10.00%
Restructuring plan	$ 708